Postemployment benefit plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Target allocations
Fair value of plan assets, beginning of year	$ 10,760	$ 9,029	$ 6,745
Actual return on plan assets	(270)	1,628	2,194
Company contributions	212	919	886
Benefits paid	(823)	(820)	(796)
Acquisitions / other	118	4
Fair value of plan assets, end of year	9,997	10,760	9,029
Company contributions through common stock			650
U.S. Pension Benefits | Equities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	70.00%
Portion of equity securities invested in U.S. large and small-cap companies (as a percent)	60.00%
U.S. Pension Benefits | Real estate
Target allocations
Fair value of plan assets, end of year	8	10	10
U.S. Pension Benefits | Debt securities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	30.00%
Non-U.S. Pension Benefits
Target allocations
Fair value of plan assets, beginning of year	2,880	2,797	2,175
Actual return on plan assets	(83)	193	390
Foreign currency exchange rates	(1)	17	243
Company contributions	234	58	263
Participant contributions	9	9	10
Benefits paid	(187)	(168)	(212)
Settlements and special termination benefits	(41)	(51)	(72)
Acquisitions / other	7	25
Fair value of plan assets, end of year	2,818	2,880	2,797
Non-U.S. Pension Benefits | Equities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	58.00%
Non-U.S. Pension Benefits | Real estate
Target allocations
Fair value of plan assets, beginning of year	179
Fair value of plan assets, end of year	197		151
Defined benefit plan, target allocation of assets (as a percent)	6.00%
Non-U.S. Pension Benefits | Other;
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	2.00%
Non-U.S. Pension Benefits | Debt securities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	34.00%
Other Postretirement Benefits
Target allocations
Fair value of plan assets, beginning of year	996	1,063	1,042
Actual return on plan assets	(45)	129	266
Company contributions	207	138	94
Participant contributions	44	45	51
Benefits paid	(388)	(379)	(390)
Fair value of plan assets, end of year	$ 814	$ 996	$ 1,063
Other Postretirement Benefits | Equities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	80.00%
Other Postretirement Benefits | Debt securities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	20.00%